Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables.
Schedule of components of trade and other payables

	2022	2021
	£m	£m
Trade payables	351	165
Social security and other taxes	88	72
Other payables	117	89
Accruals	337	254
Contract liabilities[1]	259	167
Deferred consideration	21	14
Contingent consideration[2]	70	75
Total	1,243	836

Analysed as follows:
Other payables	42	18
Deferred consideration	1	2
Contingent consideration[2]	38	52
Total non-current portion	81	72
Current portion	1,162	764
Total	1,243	836
1.

Contract liabilities represents customer invoices where performance obligations have not yet been satisfied. All opening balances have subsequently been satisfied in the year. In most business categories our customers are invoiced in advance or simultaneously with performance obligations being satisfied.

2.	Contingent consideration includes put option liability of £45m (2021: £42m).

Schedule of currency split of trade and other payables

	2022	2021
	£m	£m
Pound sterling	174	165
Euro	241	198
US dollar	564	263
Other currencies	264	210
Carrying value	1,243	836